GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets, Net	Goodwill and intangible assets, net are as follows:

	December 31,
	2019	2018
	(In thousands)
Goodwill	$1,616,867	$1,484,117
Intangible assets with indefinite lives	225,296	227,420
Intangible assets with definite lives, net of accumulated amortization	124,854	166,362
Total goodwill and intangible assets, net	$1,967,017	$1,877,899

Schedule of Goodwill by Reporting Unit
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2019:

	Balance at December 31, 2018	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance at December 31, 2019
	(In thousands)
ANGI Homeservices	$895,071	$18,326	$(29,293)	$—	$192	$884,296
Vimeo	77,152	142,222	—	—	—	219,374
Search	265,146	—	—	—	—	265,146
Emerging & Other	246,748	4,765	—	(3,318)	(144)	248,051
Total	$1,484,117	$165,313	$(29,293)	$(3,318)	$48	$1,616,867
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2018:

	Balance at December 31, 2017	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance at December 31, 2018
	(In thousands)
ANGI Homeservices	$770,664	$142,768	$(14,449)	$—	$(3,912)	$895,071
Vimeo	77,303	—	(151)	—	—	77,152
Search	265,146	—	—	—	—	265,146
Emerging & Other	200,401	54,468	(7,664)	—	(457)	246,748
Total	$1,313,514	$197,236	$(22,264)	$—	$(4,369)	$1,484,117

Schedule of Intangible Assets with Definite Lives
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2019 and 2018, intangible assets with definite lives are as follows:

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Technology	$143,255	$(73,483)	$69,772	4.5
Service professional relationships	99,651	(76,445)	23,206	2.9
Customer lists and user base	44,286	(24,226)	20,060	3.3
Memberships	15,900	(11,940)	3,960	3.0
Trade names	12,777	(8,082)	4,695	3.5
Other	10,439	(7,278)	3,161	3.4
Total	$326,308	$(201,454)	$124,854	3.7

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Technology	$132,588	$(48,339)	$84,249	4.6
Service professional relationships	99,528	(44,674)	54,854	2.9
Customer lists and user base	29,829	(14,857)	14,972	2.9
Memberships	15,900	(6,640)	9,260	3.0
Trade names	7,579	(4,579)	3,000	3.9
Other	5,500	(5,473)	27	4.6
Total	$290,924	$(124,562)	$166,362	3.7

Schedule of Expected Amortization of Intangible Assets
At December 31, 2019, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Years Ending December 31,	(In thousands)
2020	$61,792
2021	26,108
2022	21,830
2023	12,306
2024	1,316
Thereafter	1,502
Total	$124,854